Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000005563
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	(0.31%)		1.91%
Without Sales Load [Member] | C000222343
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%	(0.17%)	(0.18%)
Without Sales Load [Member] | C000222342
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	(0.07%)	(0.08%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)		1.90%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	(0.26%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%	(0.24%)	(0.26%)